Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Net Segment Profit or Loss

For the years ended December 31, 2024, 2023 and 2022, the Company’s revenue, expenses, net segment profit or loss, and assets and liabilities came from the following segments:

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other Income (Expenses)	Provision for Income Taxes	Segment Profit/(Loss)
Sponsorships	1,494,814	(4,561,487)	(3,066,673)	224,603	31,023	(2,811,047)
Ticketing, short-leases, store and youth league	355,727	(1,173,919)	(818,192)	53,518	7,381	(757,293)
Player transfers	406,988	(1,079,086)	(672,098)	76,166	564	(595,368)
Others	628,589	(1,627,666)	(999,077)	111,755	2,169	(885,153)
	2,886,118	(8,442,158)	(5,556,040)	466,042	41,137	(5,048,861)

Year Ended December 31, 2023 (Net Segment Profit or Loss) – in EUR

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other Income (Expenses)	Provision for Income Taxes	Segment Profit/(Loss)
Sponsorships	745,452	(4,096,722)	(3,351,270)	3,25,199	(30,780)	(3,056,851)
Ticketing, short-leases, store and youth league	238,785	(1,326,543)	(1,087,758)	104,169	(8,411)	(992,000)
Player transfers	122,159	(834,389)	(71,2230)	53,291	(1,000)	(659,938)
Others	41,096	(261,005)	(219,908)	17,928	(895)	(202,875)
	1,147,492	(6,518,659)	(5,371,167)	500,587	(41,085)	(4,911,665)

Year Ended December 31, 2022 (Net Segment Profit or Loss) – in EUR

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other Income (Expenses)	Segment Profit/(Loss)
Sponsorships	-	-	-	-	-
Ticketing, short-leases, store and youth league	-	-	-	-	-
Player transfers	-	-	-	-	-
Others	162,407	(1,389,143)	(1,226,736)	(119)	(1,226,855)
	162,407	(1,389,143)	(1,226,736)	(119)	(1,226,855)

Schedule of Segment Asset and liabilities

Segment Asset and Liabilities as of December 31, 2024 – in EUR

Segment	Segment Assets	Segment Liabilities
Sponsorships	4,361,641	(5,676,164)
Ticketing, short-leases, store and youth league	849,759	(251,541)
Player transfers	861,028	(217,622)
Others	4,045,865	(154,368)
	10,118,293	(6,299,695)

Segment Asset and Liabilities as of December 31, 2023 – in EUR

Segment	Segment Assets	Segment Liabilities
Sponsorships	5,704,983	(5,076,251)
Ticketing, short-leases, store and youth league	1,645,095	(248,116)
Player transfers	854,231	(165,542)
Others	285,967	(55,877)
	8,490,276	(5,545,786)

Segment Asset and Liabilities as of December 31, 2022 – in EUR

Segment	Segment Assets	Segment Liabilities
Sponsorships	-	-
Ticketing, short-leases, store and youth league	-	-
Player transfers	-	-
Others	1,125,099	(1,256,312)
	1,125,099	(1,256,312)